INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of income (loss) before income taxes from continuing operations, by jurisdiction

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Domestic	$10,294	$(10,327)	$(3,787)
Foreign	75,488	63,881	106,624

Income before income taxes	$85,782	$53,554	$102,837

Schedule of provision for (recovery of) income taxes from continuing operations

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Expected income taxes at the Canadian statutory tax rate of 26.5% (2011 — 28.25%, 2010 — 31%)	$22,732	$15,129	$31,879
Foreign rate differentials	(9,072)	(9,261)	(11,491)
Change in provisions for uncertain tax positions and tax filings	(996)	(247)	—
Non-deductible expenses	(374)	1,606	1,496
Effect of change in tax rates	546	—	—
Impairment recovery relating to loans receivable from MEC	—	—	5,605
Purchase price consideration adjustment	—	—	(8,175)
Tax resulting from internal amalgamation (note 6(h))	—	(12,892)	12,892
Withholding taxes and other items	1,609	1,277	2,228

Income tax expense (recovery)	$14,445	$(4,388)	$34,434

Schedule of income tax expense (recovery) from continuing operations

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Current income tax expense (recovery):
Domestic	$2,481	$(11,852)	$13,401
Foreign	17,091	10,991	10,379

	19,572	(861)	23,780

Future income tax expense (recovery):
Domestic	(700)	805	(117)
Foreign	(4,427)	(4,332)	10,771

	(5,127)	(3,527)	10,654

Income tax expense (recovery)	$14,445	$(4,388)	$34,434

Schedule of future income tax expense (recovery) from continuing operations

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Changes in tax value of assets from book value	$(4,205)	$(4,707)	$3,566
Impairment provision relating to loans receivable from MEC	—	—	5,605
Other	(922)	1,180	1,483

Total future tax expense (recovery)	$(5,127)	$(3,527)	$10,654

Schedule of future tax assets

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Tax value of assets in excess of book value	$3,924	$1,292

Schedule of future tax liabilities

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Book value of assets in excess of tax value	$24,083	$25,802
Other	3,543	4,422

Total future tax liabilities	$27,626	$30,224

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Unrecognized tax benefits balance, beginning of year	$10,885	$10,388	$8,704
Increases (decreases) for tax positions of prior years	598	(247)	—
Increases for tax positions of current year	1,782	826	2,081
Foreign currency impact	(82)	(82)	(397)

Unrecognized tax benefits balance, end of year	$13,183	$10,885	$10,388

Schedule of tax years remaining subject to examination by major tax jurisdiction

  As at December 31, 2012, the following tax years remained subject to examination by the major tax jurisdictions:

Major Jurisdictions
Canada	2007 through 2012
United States	2007 through 2012
Mexico	2007 through 2012
Austria	2009 through 2012